Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Amounts Used to Calculate Basic and Diluted Earnings Per Share
The following table summarizes the amounts used to calculate basic and diluted earnings per share:

	For the years ended December 31,
(€ thousands, except per share data )	2022	2021	2020
Profit/(Loss) attributable to shareholders of the Parent Company	51,482	(136,001)	(50,577)

Weighted average number of shares for basic earnings per share	237,545,736	203,499,933	201,489,100
Adjustments for calculation of diluted earnings per share:
CEO remuneration in shares (1)	1,081,513	—	—
CEO 2022-2024 PSUs (2)	1,031,673	—	—
Long-Term Incentive Awards 2022-2025 (3)	946,990	—	—
Non-executive directors remuneration in shares (4)	41,601	—	—
Weighted average number of shares for diluted earnings per share	240,647,513	203,499,933	201,489,100

Basic earnings per share in Euro	0.22	(0.67)	(0.25)
Diluted earnings per share in Euro	0.21	(0.67)	(0.25)
For the year ended December 31, 2022, the diluted weighted average number of shares outstanding was increased to take into consideration the theoretical effect of the potential ordinary shares relating to equity awards granted by the Group, to the extent to which they are dilutive. All potential ordinary shares are assumed converted into ordinary shares at the beginning of the period or, if later, at the date of grant of the potential ordinary shares. The adjustments for the calculation of the weighted average number of shares for diluted earnings per share are further explained below. For additional information see also Note 40 — Shared-based payments.
(1)CEO remuneration in shares - Potential ordinary shares from the conversion of all or part of the CEO’s fixed remuneration in ordinary shares of the Company.
(2)CEO 2022-2024 PSUs - Performance share units (PSUs) granted to the CEO, which are considered to be potential ordinary shares if the performance conditions relating to Adjusted EBIT and adjusted net financial indebtedness/(cash surplus) targets would have been met based on the Group’s performance up to the reporting date.
(3)Long-Term Incentive Awards 2022-2025 - Performance share units (PSUs) and retention restricted share units (RSUs) granted to the senior management (excluding the CEO), which in the case of the PSUs are considered to be potential ordinary shares if the performance conditions relating to Adjusted EBIT and adjusted net financial indebtedness/(cash surplus) targets would have been met based on the Group’s performance up to the reporting date, and in the case of the RSUs are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(4)Non-executive directors remuneration in shares - Potential ordinary shares of the Company granted to the non-executive directors for 50% of their annual base remuneration for services provided in 2022 and that will be assigned to the recipients in June 2024.